Acquisition	12 Months Ended
Apr. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition	Acquisition
On November 1, 2024, the Company completed its acquisition of Trilogy for $44.4 million, net of cash acquired and recognized goodwill of $36.9 million. Headquartered in London, Trilogy provides digital interim talent across EMEA and in the United States. Results of operations of Trilogy are included in the Company's consolidated financial statements from November 1, 2024, the effective date of the acquisition in the Americas and EMEA segments.